Going concern	12 Months Ended
Jun. 30, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Substantial Doubt about Going Concern [Text Block]
Note 3 - Going concern

As shown in the accompanying consolidated financial statements, the Company has generated a net loss of $82,889,337 and an accumulated deficit of $83,279,164 as of June 30, 2018. The Company also experienced insufficient cash flows from operations and will be required continuous financial support from the shareholders. The Company will need to raise capital to fund its operations until it is able to generate sufficient revenue to support the future development. Moreover, the Company may be continuously raising capital through the sale of debt and equity securities.

The Company’s ability to achieve these objectives cannot be determined at this stage. If the Company is unsuccessful in its endeavors, it may be forced to cease operations. These consolidated financial statements do not include any adjustments that might result from this uncertainty which may include adjustments relating to the recoverability and classification of recorded asset amounts, or amounts and classifications of liabilities that might be necessary should the Company be unable to continue as a going concern.

These factors have raised substantial doubt about the Company’s ability to continue as a going concern. There can be no assurances that the Company will be able to obtain adequate financing or achieve profitability. These financial statements do not include any adjustments that might result from the outcome of this uncertainty.

During the year, the Company has guaranteed for its business partners on repayment of bank loan. As of June 30, 2018, the Company was involved in 8 lawsuits for which the business partners were being sued for delinquent balances. The lawsuit cases were adjudicated by the Court that the Company will take guarantor's responsibility to repay the bank loan for an aggregated balance of $20,659,772 when the debtors are insolvent.